Discontinued Operation - Additional Information (Detail) $ in Millions, $ in Millions			12 Months Ended
	Oct. 02, 2017 USD ($)	Oct. 02, 2017 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 USD ($) shares		Dec. 31, 2018 AUD ($) shares	Dec. 31, 2017 USD ($) shares		Dec. 31, 2017 AUD ($) shares	Oct. 31, 2018 AUD ($)
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Profit on the sale assets			$ 1.2		$ (51.6)			$ 4.0
Percentage of shares held			19.90%	19.90%
Percentage of share holdings			19.90%	19.90%
Discontinued operations			$ 174.7		(344.8)			$ (7.7)
Mining Contractor Higher Market Value Percentage			25.00%	25.00%
Percentage of Premiums Payout Value			25.00%	25.00%
Red 5 Limited [Member]
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Sale of investments			$ 20.9	$ 29.6
Discontinued operations			12.4	17.2
Darlot [Member]
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Consideration from disposal										$ 18.5
Cash consideration from disposal										$ 12.0
Number of shares received from disposal | shares								130,000,000		130,000,000
Upfront cash consideration received			$ 0.0	$ 7.0	$ 0.0	[1]		$ 5.4	[1]
Cash consideration receivable										$ 5.0
Cash consideration received											$ 5.0
Profit on the sale assets	$ 23.5	$ 30.8
Percentage of shares held	19.90%	19.90%
Percentage of share holdings	19.90%	19.90%
Darlot [Member] | Red 5 Limited [Member]
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Shares received under underwriting agreement related to disposal of discontinued operation | shares					116,875,821		116,875,821
Consideration received under underwriting agreement related to disposal of discontinued operation							$ 5.8

[1]	Refer note 42.